Notes Payable - Summary of Notes Payable (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Total Notes payable	$ 2,394
Less: Notes payable, current portion	1,328
Notes payable, net of current portion	1,066
First PPP Loan
Debt Instrument [Line Items]
Total Notes payable	$ 2,394